Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Green Owl Intrinsic Value Fund

Supplement to the Prospectus

dated February 28, 2013

Supplement dated October 18, 2013

The Board of Trustees ("Board") of the Valued Advisers Trust (the "Trust") has approved a change to the expense limitation arrangements currently in place for the Fund, which will be effective November 1, 2013.

LOWER EXPENSE LIMITATION

Effective November 1, 2013, the Fund's adviser contractually has agreed to lower the Fund's expense cap from 1.40% to 1.10%. Accordingly, the section of the Fund's prospectus dated February 28, 2013 labeled "SUMMARY SECTION – Fees and Expenses of the Fund" is hereby deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fees	None
Fee For Redemption Paid By Wire	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.10%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver/Expense Reimbursement	(1.00)%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement1	1.10%

1.	Effective November 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 28, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to November 1, 2013, the expense cap was 1.40%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

Green Owl Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Green Owl Intrinsic Value Fund

Supplement to the Prospectus

dated February 28, 2013

Supplement dated October 18, 2013

The Board of Trustees ("Board") of the Valued Advisers Trust (the "Trust") has approved a change to the expense limitation arrangements currently in place for the Fund, which will be effective November 1, 2013.

LOWER EXPENSE LIMITATION

Effective November 1, 2013, the Fund's adviser contractually has agreed to lower the Fund's expense cap from 1.40% to 1.10%. Accordingly, the section of the Fund's prospectus dated February 28, 2013 labeled "SUMMARY SECTION – Fees and Expenses of the Fund" is hereby deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fees	None
Fee For Redemption Paid By Wire	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.10%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver/Expense Reimbursement	(1.00)%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement1	1.10%

1.	Effective November 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 28, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to November 1, 2013, the expense cap was 1.40%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Green Owl Intrinsic Value Fund | Green Owl Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Fee For Redemption Paid By Wire	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]

[1]	Effective November 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 28, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to November 1, 2013, the expense cap was 1.40%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.